Alger Focus Equity Fund
Summary Prospectus

February 27, 2026	Class	Ticker Symbol
	Z	ALZFX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at https://www.alger.com/fundliterature. You can also get this information at no cost by calling (800) 992-3863 or by sending an e-mail request to summaryprospectus@alger.com. The Fund’s Prospectus and Statement of Additional Information, both dated February 27, 2026, are incorporated by reference to this Summary Prospectus, and may be obtained at no cost in the same manner as described above.
Investment Objective
Alger Focus Equity Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
Class Z
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class Z
Advisory Fees	0.52%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.14%
Total Annual Fund Operating Expenses	0.66%
*
The Manager has contractually agreed to waive fees or to reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, fees in connection with the ReFlow Fund, LLC liquidity program, extraordinary expenses, and certain proxy expenses, to the extent applicable (collectively, “Excluded Expenses”)) through October 31, 2027 to the extent necessary to limit Other Expenses and any other applicable share class-specific expenses of the Class Z Shares of the Fund to .11% of the class’s average daily net assets. Excluded Expenses not subject to waiver and/or reimbursement totaled .03% for the period. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example also assumes that the contractual fee waiver and/or expense reimbursement is only in effect through October 31, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class Z	$67	$211	$368	$822
Unlock Your Growth Potential.SM

Alger Focus Equity Fund 2/5
Summary Prospectus
February 27, 2026
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 134.46% of the average value of its portfolio.
Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position.  Additionally, the Fund may temporarily exceed the stated number of holdings for a number of reasons, including, but not limited to, when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the information technology, consumer discretionary, and communication services sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund can also invest in privately placed securities, which are securities acquired in non-public offerings for which there is no readily available market.
The Fund can invest in foreign securities.
The Fund may invest in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
The Fund is a non-diversified investment company, which means the performance results of any one position may have a greater impact on the Fund’s performance.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, trade disputes and changes in trade regulations, civil unrest, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments.

Alger Focus Equity Fund 3/5
Summary Prospectus
February 27, 2026
Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
●
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
●
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
●
Communication Services Sector Risk – Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Privately Placed Securities Risk – A private placement is an offering of a company’s securities that is not registered with the Securities and Exchange Commission (the “SEC”) and is not offered to the public. The issuers of privately placed securities are not typically subject to the same oversight and regulatory requirements, including disclosure and other investor protection requirements, to which public issuers are subject, and there may be very little public information available about the issuers and their performance. The sale or transfer of privately placed securities may be limited or prohibited by contract or law and such investments are generally considered to be illiquid. Privately placed securities are generally fair valued as they are not traded frequently. The Fund may be required to hold such positions for several years, if not longer, regardless of valuation, which may cause the Fund to be less liquid. As a result, investments in private placements can result in substantial or complete losses.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards. Additionally, events and evolving conditions in certain markets or regions may alter the risk profile of investments tied to those markets or regions. This may cause investments tied to such markets or regions to become riskier or more volatile, even when investments in such markets or regions were perceived as comparatively stable historically. In addition, foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may decrease the liquidity and value of the securities.

Alger Focus Equity Fund 4/5
Summary Prospectus
February 27, 2026
Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Non-Diversification Risk – The Fund is a non-diversified investment company. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows how the Fund’s average annual returns have varied over the indicated periods. The table shows how the Fund’s average annual returns compare with those of an appropriate broad-based securities market index that represents the overall domestic equity market and a more narrowly based index that reflects the market sectors in which the Fund invests. On October 15, 2018, Alger Capital Appreciation Focus Fund changed its name to Alger Focus Equity Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter:	Q2 2025	31.87%	Worst Quarter:	Q2 2022	-23.57%
Average Annual Total Return as of December 31, 2025
	1 Year	5 Years	10 Years	Inception Date
Class Z				12/31/2012
Return Before Taxes	40.36%	18.96%	20.50%
Return After Taxes on Distributions	36.98%	17.61%	19.25%
Return After Taxes on Distributions and Sale of Fund Shares	24.57%	14.90%	17.12%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	18.56%	15.32%	18.13%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	17.88%	14.42%	14.82%
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Alger Focus Equity Fund 5/5
Summary Prospectus
February 27, 2026
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Patrick Kelly, CFA Executive Vice President, Head of Alger Capital Appreciation and Spectra Strategies and Portfolio Manager Since December 2012
Ankur Crawford, Ph.D. Executive Vice President and Portfolio Manager From June 2015 to February 2021; and From March 2021 to Present
Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived in certain circumstances.
Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional, or directly with the Fund’s transfer agent.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Fred Alger & Company, LLC 100 Pearl Street, 27th Floor, New York, NY 10004 / (800) 992-3863 / www.alger.com
FocusEquityZ 22726

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